Managed Volatility Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 59.26%
Communication Services - 6.30%
Alphabet, Inc., Class A* 260 $ 695,115
Alphabet, Inc., Class C* 260 692,981
AT&T, Inc.# 2,240 60,502
Comcast Corp., Class A# 600 33,558
Discovery, Inc., Class C* 1,014 24,610
Facebook, Inc., Class A*# 600 203,634
Omnicom Group, Inc.# 600 43,476
Roku, Inc.*# 1,000 313,350
Verizon Communications,
Inc.# 900 48,609
Walt Disney Co. (The)* 565 95,581
Zillow Group, Inc.,
Class C*# 500 44,070
2,255,486
Consumer Discretionary - 10.52%
Amazon.com, Inc.*# 400 1,314,016
Aptiv PLC* 400 59,588
AutoZone, Inc.* 100 169,799
Best Buy Co., Inc.# 3,500 369,985
Chegg, Inc.*# 2,000 136,040
Dollar General Corp. 300 63,642
eBay, Inc.# 500 34,835
Ford Motor Co.* 2,900 41,064
Hasbro, Inc.# 300 26,766
Lowe's Cos., Inc.# 2,000 405,720
McDonald's Corp.# 500 120,555
NIKE, Inc., Class B# 600 87,138
PulteGroup, Inc.# 2,900 133,168
Ross Stores, Inc. 500 54,425
Starbucks Corp.# 900 99,279
Target Corp. 300 68,631
Tesla, Inc.*# 700 542,836
Yum! Brands, Inc. 300 36,693
3,764,180
Consumer Staples - 2.90%
Archer-Daniels-Midland
Co. 400 24,004
Campbell Soup Co.# 2,300 96,163
Coca-Cola Co. (The) 500 26,235
Colgate-Palmolive Co. 400 30,232
Constellation Brands, Inc.,
Class A# 500 105,345
Costco Wholesale Corp.# 400 179,740
General Mills, Inc.# 800 47,856
Hormel Foods Corp.# 1,000 41,000
J M Smucker Co. (The) 400 48,012
Kimberly-Clark Corp.# 600 79,464
Kroger Co. (The)# 800 32,344
Industry Company Shares Value
Consumer Staples (continued)
Mondelez International,
Inc., Class A 900 $ 52,362
PepsiCo, Inc.# 900 135,369
Procter & Gamble Co.
(The)# 600 83,880
Walmart, Inc. 400 55,752
1,037,758
Energy - 1.29%
Chevron Corp.# 978 99,218
ConocoPhillips# 887 60,112
EOG Resources, Inc. 500 40,135
Exxon Mobil Corp.# 1,500 88,230
Marathon Petroleum
Corp.# 1,700 105,077
Phillips 66 593 41,528
Valero Energy Corp. 400 28,228
462,528
Financials - 5.62%
Allstate Corp. (The) 300 38,193
American Express Co. 300 50,259
Aon PLC, Class A 300 85,731
Bank of America Corp. 400 16,980
Berkshire Hathaway, Inc.,
Class B*# 500 136,470
BlackRock, Inc. 200 167,732
Capital One Financial
Corp. 200 32,394
Charles Schwab Corp.
(The) 800 58,272
Chubb, Ltd. 461 79,974
Citigroup, Inc.# 810 56,846
Comerica, Inc. 300 24,150
Fidelity National Financial,
Inc.# 2,000 90,680
Goldman Sachs Group,
Inc. (The)# 200 75,606
Huntington Bancshares,
Inc.# 3,200 49,472
JPMorgan Chase & Co.# 1,000 163,690
KeyCorp. 3,300 71,346
Marsh & McLennan Cos.,
Inc. 400 60,572
Morgan Stanley# 800 77,848
PNC Financial Services
Group, Inc. (The) 500 97,820
Progressive Corp. (The)# 1,220 110,276
S&P Global, Inc. 500 212,445
T Rowe Price Group, Inc. 200 39,340
Truist Financial Corp. 300 17,595

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
U.S. Bancorp# 1,900 $ 112,936
Wells Fargo & Co.# 1,871 86,833
2,013,460
Health Care - 6.55%
Abbott Laboratories# 1,000 118,130
AbbVie, Inc.# 1,859 200,530
Amgen, Inc.# 500 106,325
Anthem, Inc. 300 111,840
Baxter International, Inc. 300 24,129
Becton Dickinson & Co. 273 67,109
Biogen, Inc.*# 400 113,196
Bristol-Myers Squibb Co.# 4,779 282,774
Cigna Corp. 299 59,848
CVS Health Corp. 400 33,944
Danaher Corp. 200 60,888
DaVita, Inc.*# 700 81,382
Gilead Sciences, Inc. 400 27,940
Johnson & Johnson# 500 80,750
Medtronic PLC 400 50,140
Merck & Co., Inc.# 1,700 127,687
Organon & Co. 170 5,574
Pfizer, Inc.# 1,700 73,117
Stryker Corp. 160 42,195
Thermo Fisher Scientific,
Inc.# 500 285,665
UnitedHealth Group, Inc.# 1,000 390,740
2,343,903
Industrials - 5.47%
3M Co.# 500 87,710
Boeing Co. (The)* 300 65,982
Carrier Global Corp. 540 27,950
Cummins, Inc.# 1,300 291,928
Emerson Electric Co. 400 37,680
FedEx Corp.# 600 131,574
Honeywell International,
Inc.# 600 127,368
Illinois Tool Works, Inc.# 500 103,315
Ingersoll Rand, Inc.* 176 8,872
Johnson Controls
International PLC# 954 64,948
L3Harris Technologies, Inc. 200 44,048
Lockheed Martin Corp. 270 93,177
Northrop Grumman
Corp.# 700 252,105
Otis Worldwide Corp. 270 22,216
PACCAR, Inc.# 2,500 197,300
Raytheon Technologies
Corp.# 1,240 106,591
Industry Company Shares Value
Industrials (continued)
Republic Services, Inc. 300 $ 36,018
Southwest Airlines Co.*# 1,400 72,002
Trane Technologies PLC 200 34,530
Union Pacific Corp. 300 58,803
United Parcel Service, Inc.,
Class B 100 18,210
Waste Management, Inc.# 500 74,680
1,957,007
Information Technology - 17.07%
Adobe, Inc.*# 800 460,576
Apple, Inc.# 7,100 1,004,650
Applied Materials, Inc.# 1,100 141,603
Cisco Systems, Inc.# 3,000 163,290
Citrix Systems, Inc. 500 53,685
Cognizant Technology
Solutions Corp.,
Class A# 700 51,947
HP, Inc. 2,000 54,720
Intel Corp.# 7,700 410,256
International Business
Machines Corp. 200 27,786
Intuit, Inc. 200 107,902
Juniper Networks, Inc.# 1,900 52,288
Lam Research Corp.# 500 284,575
Mastercard, Inc., Class A# 800 278,144
Micron Technology, Inc.# 2,100 149,058
Microsoft Corp.# 2,800 789,376
NortonLifeLock, Inc. 1,100 27,830
Oracle Corp.# 860 74,932
PayPal Holdings, Inc.*# 1,100 286,231
QUALCOMM, Inc.# 4,300 554,614
salesforce.com, Inc.*# 1,900 515,318
Teradyne, Inc.# 1,000 109,170
Texas Instruments, Inc.# 1,970 378,653
Visa, Inc., Class A# 600 133,650
6,110,254
Materials - 1.22%
Corteva, Inc. 1,033 43,469
Dow, Inc.# 933 53,703
DuPont de Nemours, Inc.# 933 63,435
Ecolab, Inc. 500 104,310
Linde PLC 300 88,014
Sherwin-Williams Co.
(The) 300 83,919
436,850
Real Estate - 1.18%
American Tower Corp. 300 79,623

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Real Estate (continued)
Crown Castle International
Corp.# 700 $ 121,324
Equinix, Inc. 100 79,013
Prologis, Inc. 500 62,715
Public Storage 100 29,710
Simon Property Group,
Inc. 400 51,988
424,373
Utilities - 1.14%
American Electric Power
Co., Inc. 400 32,472
Dominion Energy, Inc. 420 30,668
Duke Energy Corp. 383 37,377
NextEra Energy, Inc.# 2,400 188,448
Public Service Enterprise
Group, Inc. 900 54,810
Sempra Energy 500 63,250
407,025
TOTAL COMMON STOCKS - 59.26% 21,212,824
(Cost $11,704,055)
Due Date
Discount Rate
or Coupon
Rate(a)
Principal
Amount Value
.
U.S. Government Obligations - 30.73%
U.S. Treasury Bill
- 30.73%
10/21/2021 0.050% $ 3,000,000 2,999,872
11/12/2021 0.015% 2,000,000 1,999,889
11/26/2021 0.055% 2,000,000 1,999,880
12/23/2021 0.000% 4,000,000 3,999,698
TOTAL U.S. GOVERNMENT OBLIGATIONS
- 30.73% 10,999,339
(Cost $10,999,306)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 7.40%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 2,647,254
$ 2,647,254
TOTAL MONEY MARKET FUND - 7.40% 2,647,254
(Cost $2,647,254)
TOTAL INVESTMENTS BEFORE
OPTIONS WRITTEN - 97.39% 34,859,417
(Cost $25,350,615 )
Value
WRITTEN OPTIONS
- (1.75%)
TOTAL WRITTEN OPTIONS - (1.75%) $ (626,438)
(Premiums Received $(834,483))
TOTAL INVESTMENTS
-
95.64%
$ 34,232,979
(Cost $24,516,132)
Other Assets in Excess of Liabilities - 4.36% 1,561,932
NET ASSETS - 100.00% $ 35,794,911
* Non-income producing security.
# Security subject to call or put option written by the Fund.
(a) Rate represents the effective yield at purchase.
^ Rate disclosed as of September 30, 2021.
PLC - Public Limited Company

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Put Options Written - (0.83%)
3M Co. 15 $ (263,130) $ 180.00
01/21/22
$ (18,000)
Agilent Technologies, Inc. 5 (78,765) 170.00
01/21/22
(8,500)
Ally Financial, Inc. 10 (51,050) 50.00
01/21/22
(3,450)
Applied Materials, Inc. 38 (489,174) 130.00
10/15/21
(17,100)
Carvana Co. 12 (361,848) 310.00
11/19/21
(31,800)
Citigroup, Inc. 52 (364,936) 70.00
10/15/21
(9,516)
Discover Financial Services 30 (368,550) 115.00
10/15/21
(3,510)
EPAM Systems, Inc. 6 (342,288) 600.00
01/21/22
(34,560)
Everest Re Group, Ltd. 5 (125,390) 250.00
01/21/22
(6,750)
General Motors Co. 65 (342,615) 57.50
10/15/21
(31,850)
Goldman Sachs Group, Inc. (The) 10 (378,030) 400.00
12/17/21
(31,490)
Hasbro, Inc. 5 (44,610) 90.00
10/15/21
(1,075)
Lennar Corp., Class A 34 (318,512) 95.00
11/19/21
(16,354)
Lululemon Athletica, Inc. 5 (202,350) 400.00
01/21/22
(13,400)
LyondellBasell Industries NV, Class A 20 (187,700) 95.00
12/17/21
(13,800)
Mastercard, Inc., Class A 11 (382,448) 340.00
12/17/21
(14,905)
McDonald's Corp. 15 (361,665) 230.00
10/15/21
(1,380)
Mosaic Co. (The) 10 (35,720) 32.00
12/17/21
(1,460)
Motorola Solutions, Inc. 13 (302,016) 210.00
10/15/21
(650)
Netflix, Inc. 7 (427,238) 530.00
10/15/21
(896)
NVIDIA Corp. 20 (414,320) 180.00
11/19/21
(7,800)
PulteGroup, Inc. 10 (45,920) 50.00
10/15/21
(4,090)
Raymond James Financial, Inc. 15 (138,420) 86.67
11/19/21
(7,500)
Reliance Steel & Aluminum Co. 15 (213,630) 145.00
11/19/21
(11,700)
Sea, Ltd. 7 (223,111) 280.00
10/15/21
(1,295)
Snap, Inc., Class A 20 (147,740) 60.00
10/15/21
(440)
Trex Co., Inc. 10 (101,930) 95.00
10/15/21
(1,000)
Verizon Communications, Inc. 10 (54,010) 52.50
01/21/22
(1,750)
Total Exchange Traded Put Options Written (Premiums Received $(409,841))
$ (296,021)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
.
Exchange Traded Call Options Written - (0.92%)
3M Co. 2 $ (35,084) $ 200.00
10/15/21
$ (28)
Abbott Laboratories 3 (35,439) 125.00
11/19/21
(423)
AbbVie, Inc. 5 (53,935) 120.00
11/19/21
(240)
Adobe, Inc. 3 (172,716) 600.00
10/15/21
(1,230)
Amazon.com, Inc. 1 (328,504) 3750.00
11/19/21
(1,498)
Amgen, Inc. 2 (42,530) 250.00
10/15/21
(24)
Apple, Inc. 24 (339,600) 135.00
10/15/21
(19,128)
Applied Materials, Inc. 4 (51,492) 140.00
10/15/21
(224)
AT&T, Inc. 10 (27,010) 30.00
10/15/21
(10)
Berkshire Hathaway, Inc., Class B 2 (54,588) 280.00
12/17/21
(1,310)
Best Buy Co., Inc. 35 (369,985) 110.00
12/17/21
(17,570)
Biogen, Inc. 2 (56,598) 355.00
10/15/21
(30)
Bristol-Myers Squibb Co. 37 (218,929) 62.50
12/17/21
(5,254)
Campbell Soup Co. 10 (41,810) 42.00
11/19/21
(1,200)
Chegg, Inc. 20 (136,040) 85.00
10/15/21
(60)
Chevron Corp. 3 (30,435) 110.00
10/15/21
(75)
Cisco Systems, Inc. 10 (54,430) 55.00
10/15/21
(630)
Citigroup, Inc. 3 (21,054) 70.00
10/15/21
(624)
Cognizant Technology Solutions Corp., Class A 3 (22,263) 70.00
10/15/21
(1,410)
Comcast Corp., Class A 3 (16,779) 60.00
10/15/21
(45)
ConocoPhillips 3 (20,331) 65.00
10/15/21
(1,125)
Constellation Brands, Inc., Class A 2 (42,138) 230.00
10/15/21
(90)
Costco Wholesale Corp. 2 (89,870) 415.00
10/15/21
(7,250)
Crown Castle International Corp. 3 (51,996) 200.00
10/15/21
(30)
Cummins, Inc. 13 (291,928) 230.00
01/21/22
(13,260)
DaVita, Inc. 3 (34,878) 125.00
10/15/21
(120)
Dow, Inc. 3 (17,268) 60.00
12/17/21
(675)
DuPont de Nemours, Inc. 3 (20,397) 80.00
10/15/21
(21)
eBay, Inc. 2 (13,934) 70.00
10/15/21
(340)
Exxon Mobil Corp. 5 (29,410) 62.50
11/19/21
(560)
Facebook, Inc., Class A 2 (67,878) 380.00
12/17/21
(1,220)
FedEx Corp. 3 (65,787) 300.00
10/15/21
(3)
Fidelity National Financial, Inc. 20 (90,680) 47.00
12/17/21
(2,900)
General Mills, Inc. 3 (17,946) 60.00
10/15/21
(225)
Honeywell International, Inc. 3 (63,684) 220.00
12/17/21
(1,665)
Hormel Foods Corp. 10 (41,000) 43.00
12/17/21
(900)
Huntington Bancshares, Inc. 10 (15,460) 15.00
10/15/21
(700)
Illinois Tool Works, Inc. 5 (103,315) 220.00
01/21/22
(2,950)
Intel Corp. 58 (309,024) 57.50
10/15/21
(406)
Johnson & Johnson 2 (32,300) 180.00
11/19/21
(70)
Johnson Controls International PLC 3 (20,424) 72.50
10/15/21
(105)
JPMorgan Chase & Co. 4 (65,476) 150.00
10/15/21
(5,500)
Juniper Networks, Inc. 6 (16,512) 28.00
10/15/21
(234)
Kimberly-Clark Corp. 3 (39,732) 145.00
10/15/21
(30)
Kroger Co. (The) 3 (12,129) 39.00
10/15/21
(567)
Lam Research Corp. 5 (284,575) 590.00
11/19/21
(12,150)
Lowe's Cos., Inc. 20 (405,720) 195.00
10/15/21
(21,340)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
Quarterly Report | September 30, 2021 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Value
Exchange Traded Call Options Written (continued)
Marathon Petroleum Corp. 5 $ (30,905) $ 60.00
10/15/21
$ (1,600)
Mastercard, Inc., Class A 3 (104,304) 390.00
11/19/21
(573)
Merck & Co., Inc. 5 (37,555) 80.00
11/19/21
(480)
Micron Technology, Inc. 7 (49,686) 80.00
11/19/21
(490)
Microsoft Corp. 10 (281,920) 280.00
11/19/21
(13,160)
Morgan Stanley 4 (38,924) 95.00
11/19/21
(2,360)
NextEra Energy, Inc. 8 (62,816) 85.00
12/17/21
(840)
NIKE, Inc., Class B 3 (43,569) 165.00
10/15/21
(27)
Northrop Grumman Corp. 3 (108,045) 375.00
11/19/21
(1,950)
Omnicom Group, Inc. 3 (21,738) 85.00
10/15/21
(930)
Oracle Corp. 3 (26,139) 87.50
01/21/22
(1,485)
PACCAR, Inc. 25 (197,300) 82.50
11/19/21
(4,625)
PayPal Holdings, Inc. 4 (104,084) 310.00
10/15/21
(32)
PepsiCo, Inc. 3 (45,123) 160.00
12/17/21
(444)
Pfizer, Inc. 5 (21,505) 46.00
12/17/21
(390)
Procter & Gamble Co. (The) 2 (27,960) 150.00
01/21/22
(384)
Progressive Corp. (The) 4 (36,156) 100.00
11/19/21
(100)
PulteGroup, Inc. 20 (91,840) 55.00
10/15/21
(100)
QUALCOMM, Inc. 25 (322,450) 140.00
10/15/21
(500)
QUALCOMM, Inc. 8 (103,184) 145.00
10/15/21
(64)
Raytheon Technologies Corp. 4 (34,384) 90.00
11/19/21
(672)
Roku, Inc. 10 (313,350) 320.00
12/17/21
(26,400)
salesforce.com, Inc. 12 (325,464) 250.00
10/15/21
(28,020)
salesforce.com, Inc. 3 (81,366) 250.00
11/19/21
(7,890)
Southwest Airlines Co. 4 (20,572) 50.00
12/17/21
(1,680)
Starbucks Corp. 3 (33,093) 120.00
11/19/21
(258)
Teradyne, Inc. 10 (109,170) 120.00
10/15/21
(300)
Tesla, Inc. 5 (387,740) 640.00
11/19/21
(82,295)
Texas Instruments, Inc. 15 (288,315) 190.00
11/19/21
(12,900)
Thermo Fisher Scientific, Inc. 2 (114,266) 580.00
12/17/21
(4,800)
U.S. Bancorp 6 (35,664) 57.50
01/21/22
(2,910)
UnitedHealth Group, Inc. 3 (117,222) 420.00
12/17/21
(2,100)
Visa, Inc., Class A 3 (66,825) 240.00
10/15/21
(93)
Waste Management, Inc. 2 (29,872) 145.00
10/15/21
(1,200)
Wells Fargo & Co. 6 (27,846) 47.50
12/17/21
(1,386)
Zillow Group, Inc., Class C 5 (44,070) 100.00
11/19/21
(1,530)
Total Exchange Traded Call Options Written (Premiums Received $(424,642))
$ (330,417)

Managed Volatility Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2021
bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 9/30/2021 :
Assets Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks (a) $ 21,212,824 $ – $ – $ 21,212,824
U.S.
Government
Obligations – 10,999,339 – 10,999,339
Money Market
Fund – 2,647,254 – 2,647,254
TOTAL
$21,212,824 $13,646,593 $– $34,859,417
Liabilities Table
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Written
Options $ (530,188) $ (96,250) $ – $ (626,438)
TOTAL
$(530,188) $(96,250) $– $(626,438)
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.